Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	5. Party-In-Interest Transactions

Certain Plan investments held during the years ended December 31, 2025 and 2024 include shares of the Company’s common stock. During 2025, approximately 1,900 shares of Chemed Corporation common stock was purchased in the amount of approximately $910,000 and approximately 6,400 shares of Chemed Corporation common stock was sold in the amount of approximately $3,300,000 which qualify as party-in-interest transactions.